Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors [Line Items]
Number of options, Outstanding at beginning of period (in Shares)	1,639,792	706,728	681,912
Weighted average exercise price, Outstanding at beginning of period (in Dollars per share)	$ 6.14	$ 6.14	$ 6.14
Number of options, Granted (in Shares)		1,502,248	132,044
Weighted average exercise price, Granted (in Dollars per share)		$ 6.14	$ 6.14
Weighted average remaining contractual life, Granted			5 years
Number of options, Exercised (in Shares)	(20,724)
Weighted average exercise price, Exercised (in Dollars per share)	$ 6.14
Number of options, Forfeited (in Shares)	(354,200)	(569,184)	(107,228)
Weighted average exercise price, Forfeited (in Dollars per share)	$ 6.14	$ 6.14	$ 6.4
Number of options, Outstanding at end of period (in Shares)	1,264,868	1,639,792	706,728
Weighted average exercise price, Outstanding at end of period (in Dollars per share)	$ 6.14	$ 6.14	$ 6.14
Number of options, Exercisable at end of period (in Shares)	683,723	595,980	181,984
Weighted average exercise price, Exercisable at end of period (in Dollars per share)	$ 6.14	$ 6.14	$ 6.14
Minimum [Member]
Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors [Line Items]
Weighted average remaining contractual life, Outstanding at beginning of period	3 years 9 months	4 years 9 months	5 years 9 months 3 days
Weighted average remaining contractual life, Granted		5 years 3 months 29 days
Weighted average remaining contractual life, Outstanding at end of period	3 years 9 months	4 years 9 months	4 years 9 months
Weighted average remaining contractual life, Exercisable at end of period	3 years 9 months	4 years 9 months	4 years 9 months
Maximum [Member]
Shareholders' Equity (Details) - Schedule of option activity for options to employees, officers and directors [Line Items]
Weighted average remaining contractual life, Outstanding at beginning of period	6 years 10 months 13 days	5 years	6 years
Weighted average remaining contractual life, Granted		7 years 10 months 13 days
Weighted average remaining contractual life, Outstanding at end of period	6 years 10 months 13 days	7 years 10 months 13 days	5 years
Weighted average remaining contractual life, Exercisable at end of period	6 years 10 months 13 days	7 years 10 months 13 days	5 years